Acquisitions and dispositions:	12 Months Ended
Mar. 31, 2011
Acquisitions and dispositions:

4. Acquisitions and dispositions:

On June 13, 2008, NIDEC acquired all of the voting rights of Shanghai Nidec Automotive Electric Motors Limited. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity. In addition, on August 1, 2008, NIDEC acquired an additional 3,500 new shares of Copal Yamada Corporation. NIDEC had already owned 3,000 shares of Copal Yamada Corporation prior to August 1, 2008. As a result, the number of shares of Copal Yamada Corporation’s common shares held by NIDEC became 68.4%. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On March 31, 2009, NIDEC disposed all of the shares of Nidec Nemicon Corporation, its subsidiary. This disposition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

For all of the above acquisitions, consummated prior to March 31, 2009, the total cost of these acquisitions has been allocated to the assets acquired and the liabilities assumed based on their respective fair values at the date of the acquisitions in accordance with SFAS 141, “Business Combinations”.

On August 4, 2009, NIDEC acquired the additional 60.0% of the voting rights of NTN-Nidec (Zhejiang) Corporation, and NTN-Nidec (Thailand) Co., Ltd., currently Nidec Bearing (Thailand) Co., Ltd. (“NBTC”). NIDEC previously owned 40.0% of the voting rights of NBCC and NBTC prior to August 4, 2009. As a result, NIDEC acquired all of the voting rights of NBCC and NBTC. These acquisitions did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On January 26, 2010, NIDEC acquired all of the voting rights of the household motor business of Appliances Components Companies S.p.A.. As a result, NIDEC has included Nidec Sole Motor Corporation S.R.L. (“NSMC”) in its scope of consolidation as wholly owned subsidiary of NIDEC. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On February 26, 2010, NIDEC acquired 864,000 shares (or, 90.0%) of SC WADO Co., Ltd. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On September 30, 2010, NIDEC acquired all of the assets, the liabilities and the voting rights of Emerson Electric Co.’s motors and controls (“EMC”) business which consists of industrial, air conditioning and home appliance motor business for cash of ¥57,442 million ($690,824 thousand) in order to address the need of rapidly globalizing customers by securing a strong presence in North America to complement existing operations in Asia and Europe. NIDEC also aims to complement and expand its product lineup and accelerate operational growth by effectively blending NIDEC’s industry-leading brushless motor technologies with the EMC business.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date of the EMC business.

	Yen in millions	U.S. dollars in thousands
	September 30, 2010
	Nidec Motor
Cash and cash equivalents	¥5,020	$60,373
Accounts receivable	13,208	158,845
Inventories	7,701	92,616
Other current assets	1,419	17,066
Property, plant and equipment	20,389	245,207
Goodwill	11,511	138,437
Intangible assets	13,357	160,637
Other non-current assets	95	1,143

Total assets acquired	72,700	874,324

Accounts payable	(9,572)	(115,117)
Other current liabilities	(3,862)	(46,446)
Other non-current liabilities	(1,824)	(21,937)

Total liabilities assumed	(15,258)	(183,500)

Net assets acquired	¥57,442	$690,824

Intangible assets of ¥11,723 million ($140,986 thousand) subject to amortization include customer relationships of ¥10,494 million ($126,206 thousand), licenses of ¥503 million ($6,049 thousand), software of ¥360 million ($4,330 thousand) and other intangible assets of ¥366 million ($4,401 thousand). NIDEC has estimated the amortization period for the customer relationships, licenses and software to be 21 year, 13 year and 5 year, respectively.

Intangible assets not subject to amortization include trademarks of ¥1,634 million ($19,651 thousand).

Goodwill recognized of ¥11,511 million ($138,437 thousand), which is allocated to Nidec Motor segment, is attributable primarily to expected synergies of customer base and technologies of home appliance motors business from combining operations of EMC and NIDEC.

Goodwill deductible for tax purposes resulting from the transaction was ¥10,369 million ($124,702 thousand).

Acquisition-related cost of ¥605 million ($7,276 thousand) was included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2011.

Net sales and net income of EMC that are included in the consolidated statement of income for the year ended March 31, 2011 are ¥35,458 million ($426,434 thousand) and ¥259 million ($3,115 thousand) respectively.

The following represents the unaudited pro forma results of operations of NIDEC for the year ended March 31, 2009, 2010 and 2011, as if the acquisition of EMC had occurred on April 1, 2008, 2009 and 2010. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31 (Unaudited)			For the year ended March 31 (Unaudited)
	2009	2010	2011	2011
Pro forma net sales	¥711,514	¥660,138	¥729,952	$8,778,737
Pro forma net income attributable to Nidec corporation	29,113	52,780	54,446	654,793

	Yen			U.S. dollars
Pro forma net income attributable to Nidec Corporation per share
—basic	¥202.71	¥378.91	¥391.09	$4.70
—diluted	199.32	378.91	377.45	4.54